Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements - Level 3 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements [Line Items]
Stock price (in Dollars per share)	$ 10.27	$ 9.94	$ 9.64
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Expected term (in years)	1 year 5 months 26 days	4 years 6 months	5 years
Volatility	18.80%	10.60%	11.40%
Risk-free rate	5.07%	4.68%	1.23%
Dividend yield	0.00%	0.00%	0.00%